Condensed Consolidated Statements of Cash Flows (unaudited) - Q3 - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2016	Sep. 30, 2015
Operating activities:
Net cash provided by operating activities	$ 56,603	$ 58,408
Investing activities:
Purchase of property and equipment	(376)	(176)
Change in short-term investments, net	2,045	1,959
Securities available-for-sale:
Purchases - fixed maturity securities	(89,921)	(88,053)
Purchases - equity securities	(2,303)	(223)
Sales - fixed maturity securities	13,541	7,767
Maturities and calls - fixed maturity securities	30,441	24,641
Net cash used in investing activities	(46,573)	(54,085)
Financing activities:
Common stock issued, net of transaction costs	72,841	0
Repayment of note payable	(2,500)	0
Dividends paid	(1,048)	0
Payments on capital lease	(110)	(99)
Net cash provided by (used in) financing activities	69,183	(99)
Net change in cash and cash equivalents	79,213	4,224
Cash and cash equivalents at beginning of period	24,544	23,958
Cash and cash equivalents at end of period	$ 103,757	$ 28,182